CONDENSED SCHEDULE OF INVESTMENTS (FUTURES AND FORWARD CURRENCY CONTRACTS) (Parenthetical) - Millburn Multi Markets Trading L P [Member] - Long Contracts [Member] - Contract	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Thirty Year U S Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment term	30 years	30 years
Contracts	28	209
Investment settlement date	Mar. 01, 2019	Mar. 01, 2018
Ten Year U S Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term		10 years
Contracts		111
Investment settlement date		Mar. 01, 2018